Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2021	$775,891
2022	181,354
Total	$957,245